CAPITAL STOCK (Details) - CAD ($)	12 Months Ended		13 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Dec. 31, 2021
Statement [Line Items]
Balance, Amount	$ 253,264		$ 4,061,077
Share Issue Costs	105,000	$ 1,265	$ 1,926,280
Balances, Shares			46,186,841
Balance, Amount	$ 4,061,077	$ 253,264	$ 22,370,499
Common Stock
Statement [Line Items]
Balance, Shares	20,000,000		51,928,911
Balance, Amount	$ 513,735		$ 6,340,328
Stock Issued On Reverse Take-over, Shares	9,996,011
Stock Issued On Reverse Take-over, Amount	$ 1,865,356
Stock Issued On Acquisition Of Code Red, Shares	9,300,000
Stock Issued On Acquisition Of Code Red, Amount	$ 1,735,473
Shares Issued On Acquisition Of Reciprocity, Shares			43,749,996
Shares Issued On Acquisition Of Reciprocity, Amount			$ 7,345,478
Shares Issued On Acquisition Of Nextgen, Shares			83,328,750
Shares Issued On Acquisition Of Nextgen, Amount			$ 10,035,546
Shares Issued On Acquisition Of Cut&sew, Shares			2,000,000
Shares Issued On Acquisition Of Cut&sew, Amount			$ 240,866
Private Placements, Shares	12,632,900		61,581,477
Private Placements, Amount	$ 2,357,404		$ 23,091,436
Share Issue Costs	$ (131,640)		$ (2,130,286)
Options Exercised, Shares			312,766
Options Exercised, Amount			$ 150,045
Rsus Exercised, Shares			1,000,000
Rsus Exercised, Amount			$ 395,000
Warrants Exercised, Shares			480,000
Warrants Exercised, Amount			$ 222,443
Balances, Shares	51,928,911	20,000,000	244,381,900
Balance, Amount	$ 6,340,328	$ 513,735	$ 45,690,856